Financial Assets and Financial Liabilities (Details) - Schedule of financial assets ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial assets at FVTPL
Equity investment at FVTPL	¥ 1,000		¥ 1,000
Total non-current financial assets at FVTPL	1,000		1,000
Total financial assets at FVTPL	1,000		1,000
Financial assets at amortised cost
Trade receivables (Note 14)	144,179	$ 21,525	111,104
Financial assets included in prepayments, other receivables and other assets	11,892		4,733
Net investments in subleases			355
Amounts due from related parties	2,319	$ 346	306
Amounts due from shareholders	100		100
Cash and cash equivalents	18,830		59,045
Total current financial assets at amortised cost	177,320		175,643
Non-current
Financial assets included in prepayments, other receivables and other assets	568		3,010
Total non-current financial assets at amortised cost	568		3,010
Total financial assets at amortised cost	177,888		178,653
Total financial assets	¥ 178,888		¥ 179,653